SCHEDULE OF COMPONENTS OF STOCK BASED COMPENSATION EXPENSES (Details) - Notable Labs Inc [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Restructuring Cost and Reserve [Line Items]
Stock-based compensation expense	$ 581	$ 779
Research and Development Expense [Member]
Restructuring Cost and Reserve [Line Items]
Stock-based compensation expense	146	178
General and Administrative Expense [Member]
Restructuring Cost and Reserve [Line Items]
Stock-based compensation expense	$ 435	$ 601